UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/2010

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
January 31, 2010 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Australia--3.3%
BHP Billiton	2,739	94,930
GPT Group	63,765	31,974
Rio Tinto	1,900	113,430
		240,334
Canada--5.7%
Bank of Nova Scotia	2,604	109,629
Cenovus Energy	1,900	43,985
EnCana	1,900	58,121
Royal Bank of Canada	2,600	127,556
TELUS	2,525	78,235
		417,526
Finland--1.1%
Fortum	3,279	83,543
France--5.9%
AXA	3,884	80,347
Cie Generale d'Optique Essilor International	593	34,433
Sanofi-Aventis	2,022	149,173
Technip	1,164	78,720
Unibail-Rodamco	413	89,725
		432,398
Germany--5.0%
Allianz	979	108,375
BASF	2,216	125,649
Muenchener Rueckversicherungs	573	85,959
Puma	153	46,614
		366,597
Greece--1.1%
Coca-Cola Hellenic Bottling	3,477	79,784
Italy--4.0%
ENI	5,373	125,146
Telecom Italia	36,711	54,549

Terna Rete Elettrica Nazionale	20,011	80,569
UniCredit	9,855 a	27,443
		287,707
Japan--9.2%
Denso	2,800	82,138
Mitsubishi	5,100	122,610
Nomura Holdings	14,600	109,264
Rohm	1,200	80,462
Sumitomo	9,500	106,715
Toyota Motor	2,500	95,873
Trend Micro	2,000	74,584
		671,646
Netherlands--3.8%
Akzo Nobel	1,300	77,633
ING Groep	6,430 a	60,437
Royal Dutch Shell, Cl. A	5,041	141,150
		279,220
Norway--1.3%
Statoil ASA	4,100	91,757
Portugal--.4%
Energias de Portugal	6,580	26,035
Spain--7.9%
Abertis Infraestructuras	524	10,631
ACS Actividades de Construccion y Servicios	1,803	84,658
Banco Bilbao Vizcaya Argentaria	1,274	19,356
Banco Santander	12,043	169,679
Enagas	3,503	72,730
Fomento de Construcciones y Contratas	1,875	71,706
Telefonica	5,978	143,592
		572,352
Switzerland--5.9%
Credit Suisse Group	2,100	91,026
Nestle	1,900	89,907
Novartis	1,883	100,854
Roche Holding	376	63,148
Swisscom	226	82,205
		427,140

United Kingdom--18.6%
Anglo American	2,280 a	82,727
AstraZeneca	1,297	60,300
Aviva	12,123	74,899
Barclays	5,314	22,758
BP	15,235	142,581
British Land	9,397	65,133
Compass Group	12,512	85,081
GlaxoSmithKline	8,561	166,663
HSBC Holdings	3,943	42,260
Investec	10,600	71,425
Ladbrokes	25,600	63,686
Legal & General Group	55,596	66,660
Rio Tinto	2,710	130,034
Schroders	2,052	40,624
Shaftesbury	9,808	59,120
Unilever	3,841	117,145
United Utilities Group	7,699	65,909
		1,357,005
United States--24.8%
3M	800	64,392
Baxter International	2,000	115,180
Cisco Systems	3,000 a	67,410
Coca-Cola	3,200	173,600
Colgate-Palmolive	500	40,015
Cummins	1,800	81,288
El Paso	8,700	88,305
Hewlett-Packard	1,000	47,070
Humana	2,100 a	102,102
Intel	6,100	118,340
International Business Machines	1,600	195,824
Kimberly-Clark	1,600	95,024
Kraft Foods, Cl. A	4,100	113,406
McDonald's	2,200	137,346
MeadWestvaco	3,100	74,617
Praxair	1,200	90,384
Quest Diagnostics	1,400	77,938

UnitedHealth Group	3,800	125,400
		1,807,641
Total Investments (cost $6,402,075)	98.0%	7,140,685
Cash and Receivables (Net)	2.0%	142,752
Net Assets	100.0%	7,283,437

a	Non-income producing security.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $6,402,075. Net unrealized appreciation on investments was $738,610 of which $847,667 related to appreciated investment securities and $109,057 related to depreciated investment securities.

100-463-63	1/31/2010

Various inputs are used in determining the value of the fund's investments relating to fair value measurements These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,807,641	-	-	1,807,641
Equity Securities - Foreign+	339,291	4,993,753	-	5,333,044

+ See Statement of Investments for country classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)